Convertible Notes and Warrant Liability (Details) - USD ($)						1 Months Ended		9 Months Ended		12 Months Ended
	Apr. 11, 2023	Jan. 27, 2023	Jan. 05, 2023	Jan. 05, 2023	Nov. 03, 2022	Jan. 31, 2023	Jan. 27, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Convertible Debt and Warrant Liability [Line Items]
Investors senior secured original issue discount, percentage					10.00%
Percentage of weighted average price					30.00%
Tranches mature term					3 years
Conversion price amount (in Dollars)										$ 2,250
Variable conversion price, percentage								92.50%		92.50%
Percentage of volume weighted average price								130.00%		130.00%
Issued and outstanding common stock, percentage								4.99%		4.99%
Convertible notes interest rate								10.00%		10.00%
Aggregate shares (in Shares)					1,543
Net proceeds (in Dollars)						$ 9,000,000			$ 7,330,000	$ 7,330,000	$ 9,000,000
Convertible notes exercise price (in Dollars per share)					$ 96.05
Warrants issued (in Shares)										160,000
Exercise price of convertible note (in Dollars per share)		$ 112.32					$ 112.32
Warrants authorized to exercise share (in Shares)								4,800		4,800
Percentage of number of common stock warrants								30.00%		30.00%
VWAP of common stock								92.50%		92.50%
VWAP trading days, percentage								120.00%		120.00%
Warrants expire years								5 years		5 years
Exercise price of warrants (in Dollars per share)										$ 0.0001
Warrant [Member]
Convertible Debt and Warrant Liability [Line Items]
Warrants expire years								3 years
Convertible Notes [Member]
Convertible Debt and Warrant Liability [Line Items]
Percentage of accruing interest rate	10.00%
Obligation to pay (in Dollars)	$ 1,400,000
Accrued as interest payable (in Dollars)										$ 80,000.00
First Tranche [Member]
Convertible Debt and Warrant Liability [Line Items]
Warrant exercise price (in Dollars per share)								$ 88.65		$ 88.65
Purchase Agreement Amendment Tranche [Member]
Convertible Debt and Warrant Liability [Line Items]
Warrant exercise price (in Dollars per share)								87.38		87.38
Second Tranche [Member]
Convertible Debt and Warrant Liability [Line Items]
Warrant exercise price (in Dollars per share)								$ 103.68		103.68
First Tranche [Member] | Warrant Liability [Member]
Convertible Debt and Warrant Liability [Line Items]
Principal amount (in Dollars)					$ 10,000,000
Net proceeds (in Dollars)					$ 9,000,000
Second Tranche [Member] | Warrant Liability [Member]
Convertible Debt and Warrant Liability [Line Items]
Principal amount (in Dollars)		$ 10,000,000					$ 10,000,000
Warrants issued (in Shares)		6,281					6,281
Net proceeds (in Dollars)		$ 9,000,000					$ 9,000,000
Class A Common Stock [Member]
Convertible Debt and Warrant Liability [Line Items]
Conversion price amount (in Dollars)								$ 2,250,000
Aggregate shares (in Shares)					1,543
Exercise price of warrants (in Dollars per share)								$ 0.0001
Class A Common Stock [Member] | Purchase Agreement [Member]
Convertible Debt and Warrant Liability [Line Items]
Warrants issued (in Shares)			3,587	3,587
Class A Ordinary Shares [Member] | Warrant Liability [Member]
Convertible Debt and Warrant Liability [Line Items]
Warrant exercise price (in Dollars per share)										$ 2,250
Exercise price amount (in Dollars)								$ 2,250,000
Series B Warrants [Member] | Warrant Liability [Member]
Convertible Debt and Warrant Liability [Line Items]
Share-based payment award options, exercises in period (in Shares)								8,065		8,065
Series B Warrants [Member] | Warrant Liability [Member] | August 2023 [Member]
Convertible Debt and Warrant Liability [Line Items]
Warrants issued (in Shares)								12,865		12,865